January 30, 2017

VIA EDGAR CORRESPONDENCE
EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RiverPark Funds Trust (the “Trust”) SEC File Nos. 333-167778 and 811-22431

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the RiverPark Funds Trust (the “Trust”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act is not different from that contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to, RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Focused Value Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund; and (ii) the text of Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 27, 2017, with an effective date of January 27, 2017, with regard to RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Focused Value Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund.

Questions may be directed to Courtney Schrenko at (212) 885-5234 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Courtney B. Schrenko
Courtney B. Schrenko

The Chrysler Building 405 Lexington Avenue New York, NY 10174-0208
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